UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Joseph Masella Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. A member firm of The 1940 Act Law GroupTM 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211 (913) 660-0778

Registrant’s Telephone Number, including Area Code:  315-234-9716

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS.

Pinnacle Growth & Income Fund
Schedule of Investments
July 31, 2013 (Unaudited)

Shares		Value

COMMON STOCK - 61.44%

Accident & Health Insurance - 2.29%
2,403	Aflac, Inc.	$ 148,217

Air Courier Services - 2.10%
1,283	FedEx Corp.	135,998

Aircraft Engines & Engine Parts - 2.48%
1,523	United Technologies Corp.	160,783

Balls & Roller Bearings - 2.14%
2,376	Timken Co.	138,806

Beverages - 1.41%
2,822	Embotelladora Andina S.A. ADR	91,405

Breweries - 1.95%
2,568	SABMiller PLC SP ADR *	126,243

Cable & Other Pay Television Services - 2.41%
2,411	Walt Disney Co.	155,871

Communication Services, NEC - 2.16%
2,214	DIRECTV *	140,102

Computer & Office Equipment - 1.61%
533	International Business Machines Corp.	103,956

Computer Storage Devices - 1.55%
3,835	EMC Corp.	100,285

Crude Petroleum & Natural Gas - 1.55%
1,249	Apache Corp.	100,232

Electric & Other Electrical Equipment - 1.87%
4,966	General Electric Co.	121,021

Food and Kindred Products - 1.45%
3,010	Mondelez International, Inc.	94,123

General Industrial Machinery & Equipment, Nec - 1.90%
1,757	Pall Corp.	122,920

Grain Mill Products - 2.16%
2,110	Kellogg Co.	139,766

Information Technology Services - 2.52%
3,788	Fidelity National Information Services, Inc.	163,490

Meat Products - 2.26%
6,826	BRF SA ADR	146,281

Petroleum Refining - 2.33%
2,025	Hess Corp.	150,782

Pharmaceutical Preparations - 4.54%
5,258	Mylan, Inc. *	176,459
2,957	Teva Pharmaceutical Industries Ltd. ADR	117,393
		293,852
Pumps & Pumping Equipment - 3.37%
4,299	ITT Corp.	134,301
3,380	Xylem, Inc.	84,263
		218,564
Retail-Drug Store & Proprietary Stores - 2.14%
2,257	CVS Caremark Corp.	138,783

Retail-Grocery Stores - 2.07%
2,999	Companhia Brasileira de Distribucicao Class A (Brazil)	133,785

Retail-Miscellaneous Retail - 1.96%
2,377	First Cash Financial Services, Inc. *	126,932

Semiconductors & Related Devices - 1.68%
4,652	Intel Corp.	108,554

Services-Business Services, NEC - 2.28%
15,215	Xerox Corp. (1 right per share)	147,586

Services-Computer Integrated Systems Design - 1.45%
1,413	Caci International, Inc. Class-A *	93,823

Services-Prepackaged Software - 3.70%
2,860	Adobe Systems, Inc. *	135,221
1,636	Intuit, Inc.	104,573
		239,794
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 2.12%
3,378	Unilever Plc. ADR	137,248

TOTAL FOR COMMON STOCK (Cost $3,246,548) - 61.44%		3,979,202

CORPORATE BONDS - 14.19%

Commercial Banks-Central US - .49%
25,000	LaSalle Bank NA BAC, 2.50%, 10/8/2013	31,596

Consumer Products-Misc. - 1.07%
60,000	Clorox Co. 5.95% 10/15/2017	69,301

Diversified Banking Inst. - .81%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	26,692
25,000	Morgan Stanley 4.08212% 3/1/2020 **	25,970
		52,662
Electric Products-Misc. - 1.92%
108,000	Emerson Electric Co. 5.375% 10/15/2017	124,515

Electric-Integrated - 1.65%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	50,541
50,000	Public Service Electric & Gas 6.75% 1/1/2016	56,121
		106,662
Finance-Consumer Loans - .71%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	45,860

Finance-Credit Cards - 1.92%
120,000	American Express Credit Co., 2.75%, 09/15/2015	124,609

Finance-Invest Bnkr/Brkr - .79%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	51,056

Retail-Restaurants - .66%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	42,528

Super-Regional Banks US - 1.13%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	73,500

Telephone-Integrated - 1.81%
100,000	Verizon Communications 6.10% 4/15/2018	117,392

Transport-Equipment & Leasing - 1.22%
75,000	Gatx Corp. 8.75% 05/15/2014	79,272

TOTAL FOR CORPORATE BONDS (Cost $917,662) - 14.19%		918,953

EXCHANGE TRADED FUNDS - 6.58%
4,872	SPDR Barclays Capital High Yield Bond	196,244
2,860	Vanguard Short-Term Bond ETF	229,744

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $425,906) - 6.58%		425,988

MUTUAL FUND - 9.25%
20,757	Fidelity Floating Rate High Income Fund	207,158
21,793	Lord Abbett Short Duration Income Fund	99,375
26,591	Pioneer Strategic Income Fund	292,502

TOTAL FOR MUTUAL FUND (Cost $606,762) - 9.25%		599,035

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 3.09%
100,000	United States Treasury Notes 0.875% 12/31/2016	100,250
100,000	United States Treasury Notes 0.25% 02/15/2015	100,031
		200,281

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $ 199,703) - 3.09%		200,281

SHORT TERM INVESTMENTS - 5.42%
351,280	Fidelity Institutional Money Market Portfolio 0.17% ** (Cost $351,280)	351,280

TOTAL INVESTMENTS (Cost $5,747,861) - 99.98%		6,474,739

ASSETS LESS LIABILITIES - .02%		1,589

NET ASSETS - 100.00%		$ 6,476,328

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the 7 day yield at July 31, 2013.
*** Zero coupon bond reflects effective yield on date of purchase.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Growth & Income Fund
1. SECURITY TRANSACTIONS

At July 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,747,861 amounted to $768,622, which consisted of aggregate gross unrealized appreciation of $837,692 and aggregate gross unrealized depreciation of $69,070.

2. SECURITY VALUATION

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

All investments in securities are recorded at their estimated fair value.  The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

3. FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, open-end funds, and exchange traded funds) are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines that the market quotation of the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”) and are categorized in Level 2 or Level 3 within the fair value hierarchy, when appropriate.

Open-end Funds including money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities (including corporate bonds and U.S. government agencies and obligations) that are valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,979,202	$0	$0	$3,979,202
Corporate Bonds	0	918,953	0	918,953
Exchange Traded Funds	425,988	0	0	425,988
Open-Ended Funds	599,035	0	0	599,035
U.S. Government Agencies & Obligations	200,281	0	0	200,281
Cash Equivalents	351,280	0	0	351,280
Total	$5,555,786	$918,953	$0	$6,474,739

ITEM 2. CONTROLS AND PROCEDURES.

(a)

CONTROLS AND PROCEDURES.  The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

CHANGES IN INTERNAL CONTROLS.  There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By /s/ Joseph Masella

 Joseph Masella

 President and Principal Executive Officer

Date: September 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Joseph Masella

 Joseph Masella

 President and Principal Executive Officer

Date: September 20, 2013

By /s/ Stephen J. Fauer

  Stephen J. Fauer

  Principal Financial Officer

Date: September 20, 2013